Condensed unaudited interim consolidated statements of cash flows - USD ($)	3 Months Ended		9 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2022
Condensed unaudited interim consolidated statements of cash flows
Net income (loss )	$ (1,889,227)	$ (291,565)	$ (2,299,086)	$ (2,013,191)
Items not affecting cash
Depreciation (Note 4)	40,628	51,478	121,917	154,435
Accreted interest on convertible debenture (Note 5)	0	0	0	69,351
Gain on disposal of asset (Note 4)	0	0	0	(500,000)
Non-cash lease expense	4,005	167	8,713	875
Unrealized foreign exchange (gain) loss	7,790	(5,690)	(2,687)	(3,878)
Change in non-cash operating assets & liabilities
Trade and other receivables	333,582	0	602	0
Prepaid expenses, sundry and other assets	(1,205)	60,316	(53,608)	(144,805)
Accounts payable, accrued liabilities and employee costs payable	1,531,525	(107,518)	2,326,799	1,244,917
Deferred Revenue	213,730	0	213,730	0
Cash flows provided from (used in) operating activities	240,828	(293,146)	316,380	(1,192,296)
Investing activity
Purchase of property and equipment (Note 4)	0	0	0	0
Sale of property and equipment (Note 4)	0	0	0	500,000
Cash flows provided from investing activities	0	0	0	500,000
Increase (decrease) in cash	240,828	(293,146)	316,380	(692,296)
Cash, beginning of period	159,274	372,795	83,722	771,945
Cash, end of period	400,102	79,649	400,102	79,649
Supplemental cash flow information
Interest paid	0	0	0	0
Taxes paid	$ 0	$ 0	$ 0	$ 0